Auditor's remuneration and Research and development expenditures - Auditor's remuneration (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional information [abstract]
Audit fee	$ 14.1	$ 15.5	$ 14.9
Audit related fee	1.8	1.7	1.2
Tax fee	0.0	0.0	0.0
Other service fee	0.3	0.4	0.0
Total remuneration	$ 16.2	$ 17.6	$ 16.1